UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21759

Name of Fund: BlackRock Long-Horizon Equity Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Long-Horizon Equity Fund,

55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2013

Date of reporting period: 07/31/2013

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2013 (Unaudited)	BlackRock Long-Horizon Equity Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Argentina — 1.9%
MercadoLibre, Inc. (a)	98,154	$11,526,224
Belgium — 3.8%
Anheuser-Busch InBev NV	241,976	23,268,728
China — 2.1%
Chaoda Modern Agriculture Holdings Ltd. (a)(b)	3,106,585	264,060
Want Want China Holdings Ltd. (a)	9,468,000	12,811,543

		13,075,603
Finland — 2.0%
Kone Oyj, Class B	162,315	12,088,925
Hong Kong — 0.0%
FU JI Food and Catering Services Holdings, Ltd. (b)	129,157	38,969
India — 2.6%
HDFC Bank Ltd.	1,569,131	15,741,852
Netherlands — 2.0%
ASML Holding NV	137,957	12,427,122
Sweden — 3.8%
Assa Abloy AB, Class B	520,383	23,071,935
Switzerland — 16.1%
Cie Financiere Richemont SA, Class A	228,653	22,367,419
Nestle SA, Registered Shares	450,498	30,490,875
Roche Holding AG	105,130	25,871,334
The Swatch Group AG	33,926	20,160,593

		98,890,221
Taiwan — 0.0%
Chunghwa Telecom Co. Ltd.	1	3
United Kingdom — 12.0%
British American Tobacco PLC	456,792	24,368,378
British Sky Broadcasting Group PLC	1,322,411	16,659,390
Delta Topco Ltd.	1,559,597	937,630
Imperial Tobacco Group PLC	952,564	31,972,770

		73,938,168
United States — 51.5%
AMETEK, Inc.	145,285	6,723,790
AutoZone, Inc. (a)(b)	62,043	27,831,249
Citigroup, Inc.	275,159	14,346,790
Coach, Inc.	506,529	26,911,886
Cognizant Technology Solutions Corp., Class A (b)	228,682	16,554,290
Comcast Corp., Class A	405,364	18,273,809
DIRECTV (b)	401,289	25,389,555
Discovery Communications, Inc., Class A (a)(b)	198,246	15,804,171
JPMorgan Chase & Co.	264,748	14,754,406
McDonald’s Corp.	206,281	20,232,040
Microsoft Corp.	577,038	18,367,119
Newell Rubbermaid, Inc.	1,033,541	27,926,278
Pfizer, Inc.	917,385	26,815,164
Philip Morris International, Inc.	291,386	25,985,803
Praxair, Inc.	122,480	14,718,422
Veeco Instruments, Inc. (b)	442,506	15,381,509

		316,016,281
Total Common Stocks – 97.8%		600,084,031

Corporate Bonds	Par (000)
China — 0.0%
China Milk Products Group Ltd., 0.00%, 1/15/12 (b)(c)(d)	$1,000	100,000
United Kingdom — 0.2%
Delta Topco Ltd., 10.00%, 11/24/60 (e)(f)	1,289	1,308,228
Total Corporate Bonds – 0.2%		1,408,228

Investment Companies	Shares
Vietnam — 0.0%
Vinaland Ltd. (b)	2,372	996

Warrants (g)
Canada — 0.0%
Kinross Gold Corp. (Issued/exercisable 10/29/08, 1 share for 1 warrant, Expires 9/03/13, Strike Price CAD 32.00) (a)(b)	36,725	179
Total Long-Term Investments (Cost – $524,292,015) – 98.0%		601,493,434

Short-Term Securities
Money Market Funds
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.04% (h)(i)	12,762,793	12,762,793

BLACKROCK LONG-HORIZON EQUITY FUND	JULY 31, 2013	1

Schedule of Investments (continued)	BlackRock Long-Horizon Equity Fund (Percentages shown are based on Net Assets)

	Beneficial Interest (000)	Value
BlackRock Liquidity Series LLC, Money Market Series, 0.18% (h)(i)(j)	$26,895	$26,894,924
Total Short-Term Securities (Cost – $39,657,717) – 6.5%		$39,657,717
Total Investments (Cost – $563,949,732*) – 104.5%		641,151,151
Liabilities in Excess of Other Assets – (4.5)%		(27,428,129)

Net Assets – 100.0%		$613,723,022

*	As of July 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$564,206,330

Gross unrealized appreciation	$87,441,771
Gross unrealized depreciation	(10,496,950)

Net unrealized appreciation	$76,944,821

2	BLACKROCK LONG-HORIZON EQUITY FUND	JULY 31, 2013

Schedule of Investments (continued)	BlackRock Long-Horizon Equity Fund

Notes to Schedule of Investments

(a)	Security, or a portion of security, is on loan.

(b)	Non-income producing security.

(c)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.

(d)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(e)	Convertible security.

(f)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.

(g)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any.

(h)	Investments in issuers considered to be an affiliate of the Fund during the period ended July 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2012	Net Activity	Shares/ Beneficial Interest Held at July 31, 2013	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	14,133,597	(1,370,804)	12,762,793	$1,761
BlackRock Liquidity Series LLC, Money Market Series	$32,660,500	$(5,765,576)	$26,894,924	$50,636

(i)	Represents the current yield as of report date.

(j)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	CAD	Canadian Dollar
	EUR	Euro
	USD	US Dollar

•	Foreign currency exchange contracts as of July 31, 2013 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
USD	3,361,976	EUR	2,534,854	Deutsche Bank AG	8/01/13	$(10,266)

BLACKROCK LONG-HORIZON EQUITY FUND	JULY 31, 2013	3

Schedule of Investments (continued)	BlackRock Long-Horizon Equity Fund

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of July 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long Term Investments:
Common Stocks:
Argentina	$11,526,224	—	—	$11,526,224
Belgium	—	$23,268,728	—	23,268,728
China	—	13,075,603	—	13,075,603
Finland	—	12,088,925	—	12,088,925
Hong Kong	38,969	—	—	38,969
India	—	15,741,852	—	15,741,852
Netherlands	—	12,427,122	—	12,427,122
Sweden	—	23,071,935	—	23,071,935
Switzerland	—	98,890,221	—	98,890,221
Taiwan	—	3	—	3
United Kingdom	—	73,000,538	$937,630	73,938,168
United States	316,016,281	—	—	316,016,281
Corporate Bonds	—	—	1,408,228	1,408,228
Investment Companies	996	—	—	996
Warrants	179	—	—	179
Short-Term Securities	12,762,793	26,894,924	—	39,657,717

Total	$340,345,442	$298,459,851	$2,345,858	$641,151,151

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Liabilities
Foreign currency exchange contracts	$(10,266)	—	—	$(10,266)

Derivative financial instruments are foreign currency exchange contracts. Foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument.

4	BLACKROCK LONG-HORIZON EQUITY FUND	JULY 31, 2013

Schedule of Investments (concluded)	BlackRock Long-Horizon Equity Fund

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of July 31, 2013, such liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
Bank overdraft	—	$(620,000)	—	$(620,000)
Collateral on securities loaned at value	—	(26,894,924)	—	(26,894,924)

Total	—	$(27,514,924)	—	$(27,514,924)

There were no transfers between levels during the period ended July 31, 2013.

BLACKROCK LONG-HORIZON EQUITY FUND	JULY 31, 2013	5

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Long-Horizon Equity Fund

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Long-Horizon Equity Fund

Date:	September 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Long-Horizon Equity Fund

Date:	September 24, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Long-Horizon Equity Fund

Date:	September 24, 2013